Income taxes (Deferred Tax Assets And Liabilities) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Current deferred tax assets:
Tax loss carried forward	$ 9,858,503	$ 4,947,176
Accruals and provisions	6,269,775	5,554,948
Deemed interest income	14,868,874	3,276,136
Unrealized profit at consolidation	2,946,297	0
Allowance for deferred tax assets	(4,274,501)	0
Total current deferred tax assets	29,668,948	13,778,260
Current deferred tax liabilities:
Revenue recognized based on percentage of completion	(38,623,934)	(31,868,998)
Real estate properties accelerated cost deduction	(1,282,034)	(1,360,518)
Taxable temporary differences arising from business combinations and asset acquisitions	(47,409,723)	(71,705,371)
Others	(45,532)	(45,532)
Total current deferred tax liabilities	(87,361,223)	(104,980,419)
Net current deferred tax liabilities	(57,692,275)	(91,202,159)
Long-term deferred tax assets:
Tax loss carried forward	5,553,093	2,727,890
Revenue recognition of real estate lease income on a straight-line basis	8,955,776	8,767,201
Others	979,688	2,146,517
Total long-term deferred tax assets	15,488,557	13,641,608
Long-term deferred tax liabilities:
Income tax on undistributed earnings of PRC subsidiaries	(13,500,239)	(9,825,083)
Total long-term deferred tax liabilities	(13,500,239)	(9,825,083)
Net long-term deferred tax assets	1,988,318	3,816,525
Undistributed earnings from subsidiaries	332,900,000	98,300,000
Earnings that may be remitted on a tax-free basis	197,900,000	197,900,000
Deferred tax liabilities	13,500,000	9,830,000
Remaining undistributed earnings	509,100,000	683,700,000
Unrecognized deferred tax liabilities	50,900,000	68,400,000
Subsidiaries [Member]
Long-term deferred tax liabilities:
Net operating loss carry forwards	39,400,000	19,800,000
Subsidiaries [Member] | Foreign Tax Authority [Member]
Long-term deferred tax liabilities:
Net operating loss carry forwards	$ 9,000,000	$ 5,900,000